Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, equipment and leasehold improvement, net

6. Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2024	December 31, 2025
	RMB	RMB
Leasehold improvement	3,735	3,740
Furniture and office equipment	1,311	1,104
Electronic equipment and others	4,476	3,870
Total property, equipment and leasehold improvement	9,522	8,714
Less: accumulated depreciation	(8,154)	(7,883)
Property, equipment and leasehold improvement, net	1,368	831

Depreciation expenses were RMB1.0 million, RMB1.1 million and RMB0.5 million for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment charge was recognized for any of the years presented.